K. Net Income (Loss) Per Common Share (Details Narrative)	6 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
K. Net Income Loss Per Common Share Details Narrative
Diluted weighted average common shares excluded incremental shares due to their anti-dilutive effect	2,294,000	5,069,000